Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Common stock, shares, outstanding (in shares)		402,601,613	416,514,034
Other assets - current	[1]	€ 1,000.5	€ 801.7
Other non-current assets	[2]	1,011.4	951.5
Right-of-use assets - Finance	[3]	5.3	164.8
Carl Zeiss SMT Holding GmbH & Co. KG
Other assets - current		288.5	265.8	[1]
Other non-current assets		818.7	668.0	[2]
Right-of-use assets - Finance		0.0	149.9
Accounts payable		€ 482.7	€ 110.9
Common Stock
Ordinary shares, nominal value (in EUR per share)		€ 0.09	€ 0.09
Ordinary Shares, authorized (number of shares)		699,999,000	699,999,000
Common stock, shares, outstanding (in shares)		402,601,613	416,514,034
Common stock, shares, issued (in shares)		402,601,613	416,514,034

[1]	Other assets - current includes amounts with related parties of €288.5 million and €265.8 million at December 31, 2021 and 2020, respectively.
[2]	Other assets - non-current includes amounts with related parties of €818.7 million and €668.0 million at December 31, 2021 and 2020, respectively.
[3]	Right-of-use assets - Finance includes amounts with related parties of €0.0 million and €149.9 million at December 31, 2021 and 2020, respectively.